Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 26, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2012
Significant Accounting Policies [Line Items]
Number of shares authorized at incorporation								1,000
Common stock, shares authorized		1,500,000,000		1,500,000,000		1,500,000,000	1,500,000,000	1,500,000,000
Preferred stock, shares authorized		10,000,000		10,000,000		10,000,000		10,000,000
Number of shares authorized for stock split	33,479.91
Number of share distributed to shareholders by parent company	2,231,996
Depreciation and amortization						$ 147,000	$ 163,000
Purchase of common stock		2,548,264		2,548,264		2,128,264
Stock based compensation expense (benefit)		429,000	160,000	1,057,000	374,000	114,000	(79,000)
Insurance coverage revert per depositor						250,000
Distribution ratio, description						One share of RXi common stock for every one share of Galena common stock.
Number of dilutive common shares				0	0	0
Predecessor [Member]
Significant Accounting Policies [Line Items]
Purchase of common stock		477,191		477,191		477,191
Stock based compensation expense (benefit)		$ 3,100	$ 32,000	$ 6,800	$ 246,000	$ 283,000	$ 2,111,000
Equipment and furniture [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Estimated useful life of assets						3 years
Equipment and furniture [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Estimated useful life of assets						5 years
Galena [Member]
Significant Accounting Policies [Line Items]
Number of share distributed to shareholders by parent company	3,347,996